Non-Controlling Interests (Details)	Oct. 31, 2024 CNY (¥) m² shares	Oct. 25, 2024 CNY (¥) m²	Oct. 25, 2024 USD ($) m²	Jun. 30, 2025 shares	Mar. 18, 2025 USD ($)	Dec. 31, 2024 shares	Oct. 10, 2024 CNY (¥)	Sep. 30, 2024	May 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Mar. 16, 2023 shares
Noncontrolling Interest [Line Items]
Reverse in non-controlling interest | ¥							¥ 416,179
Ware house (in Square Meters) | m²		28,320	28,320
Common stock shares issued (in Shares)												6,409,600
Consideration (in Yuan Renminbi)	¥ 14,657,148	¥ 14,657,148	$ 2,039,000
Class A Ordinary Shares [Member]
Noncontrolling Interest [Line Items]
Common stock shares issued (in Shares)				88,426,696		88,408,017
Qingdao Oranda Supply Chain Management [Member]
Noncontrolling Interest [Line Items]
Equity interest							51.00%				51.00%
Shenzhen Jiniu International Logistics Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Equity interest											51.00%
Mr. Guojun Niu [Member]
Noncontrolling Interest [Line Items]
Equity interest										51.00%
HK (FASTFLY) International Logistics Co.,Limited [Member]
Noncontrolling Interest [Line Items]
Equity interest										49.00%
HYTX Warehouse Inc. (“HYTX”) [Member]
Noncontrolling Interest [Line Items]
Equity interest									51.00%
HYTX Warehouse Inc. [Member]
Noncontrolling Interest [Line Items]
Equity interest					51.00%
Reverse in non-controlling interest | $					$ 18,457
Ezhou GJHY [Member]
Noncontrolling Interest [Line Items]
Equity interest								51.00%
Yukon Flooring Bellaire LLC (“YFB”) [Member]
Noncontrolling Interest [Line Items]
Ware house (in Square Meters) | m²	28,320
Yukon Flooring Bellaire LLC (“YFB”) [Member] | Class A Ordinary Shares [Member] | Houston [Member]
Noncontrolling Interest [Line Items]
Equity interest	95.00%
Common stock shares issued (in Shares)	2,219,828